Financial risk management activities Environmental Obligations (Details) - Jun. 30, 2018 R in Millions, $ in Millions, $ in Millions	USD ($)	ZAR (R)	AUD ($)
SOUTH AFRICA
Disclosure of other provisions [line items]
Financial assets | R		R 1,065
Bond guarantees issued by banks | R		549
Carrying value of liability | R		R 771
AUSTRALIA
Disclosure of other provisions [line items]
Carrying value of liability			$ 109.8
Annual payment to trust fund			$ 4.2
GHANA | Iduapriem Site [Member]
Disclosure of other provisions [line items]
Bond guarantees issued by banks	$ 35.9
Carrying value of liability	43.4
Cash component of bond	9.9
GHANA | Obuasi Site [Member]
Disclosure of other provisions [line items]
Bond guarantees issued by banks	30.0
Carrying value of liability	207.0
Cash component of bond	$ 20.3